Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Sales	$ 39,633	$ 30,399	$ 20,526
Cost of sales	22,430	17,490	12,461
Gross profit	17,203	12,909	8,065
Operating expenses
Research and development	4,165	3,280	2,716
Sales and marketing	2,677	2,207	1,821
General and administrative	1,890	1,523	1,313
Total operating expenses	8,732	7,010	5,850
Operating income	8,471	5,899	2,215
Financial income, net	439	617	909
Income before income taxes	8,910	6,516	3,124
Income taxes	667	801	305
Net income	$ 8,243	$ 5,715	$ 2,819
Income per share:
Basic income per ordinary share (US$)	$ 1.195	$ 0.838	$ 0.420
Diluted income per ordinary share (US$)	$ 1.178	$ 0.824	$ 0.412
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	6,896	6,821	6,720
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	6,995	6,938	6,843